CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands	Ordinary shares Class A ordinary shares USD ($) shares	Ordinary shares Class A ordinary shares CNY (¥) shares	Ordinary shares Class B ordinary shares USD ($) shares	Ordinary shares Class B ordinary shares CNY (¥) shares	Ordinary shares Series B-3 Convertible Redeemable Preferred Stock CNY (¥) shares	Ordinary shares Series B-4 Convertible Redeemable Preferred Stock CNY (¥) shares	Ordinary shares Series A-1, A-2, B-1, B-2 and B-3 convertible redeemable preferred shares CNY (¥) shares	Ordinary shares Series C-2 Convertible Redeemable Preferred Stock CNY (¥) shares	Ordinary shares CNY (¥) shares	Additional paid-in capital Series B-3 Convertible Redeemable Preferred Stock CNY (¥)	Additional paid-in capital Series A-1, A-2, B-1, B-2 and B-3 convertible redeemable preferred shares CNY (¥)	Additional paid-in capital CNY (¥)	Treasury stock USD ($) shares	Treasury stock CNY (¥) shares	Accumulated deficit Series B-3 Convertible Redeemable Preferred Stock CNY (¥)	Accumulated deficit Series B-4 Convertible Redeemable Preferred Stock CNY (¥)	Accumulated deficit Series A-1, A-2, B-1, B-2 and B-3 convertible redeemable preferred shares CNY (¥)	Accumulated deficit Series C-2 Convertible Redeemable Preferred Stock CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income/loss CNY (¥)	Non controlling interests CNY (¥)	Series B-3 Convertible Redeemable Preferred Stock CNY (¥)	Series B-4 Convertible Redeemable Preferred Stock CNY (¥)	Series A-1, A-2, B-1, B-2 and B-3 convertible redeemable preferred shares CNY (¥)	Series C-2 Convertible Redeemable Preferred Stock CNY (¥)	USD ($)	CNY (¥)
Balance, beginning of the year at Dec. 31, 2016									¥ 184										¥ (433,247)								¥ (433,063)
Balance, beginning of the year (in shares) at Dec. 31, 2016 | shares									266,276,697
Increase (Decrease) in Stockholders' Equity
Net income/(loss)																			7,923								7,923
Capital injection from shareholders												¥ 10,000															10,000
Share-based compensation												4,888															4,888
Share-based compensation (in shares) | shares									22,724,708
Accretions of convertible redeemable preferred shares to redemption value												(2,834)															(2,834)
Shareholder's contribution												1,401															1,401
Balance, end of the year at Dec. 31, 2017									¥ 184			13,455							(425,324)								(411,685)
Balance, end of the year (in shares) at Dec. 31, 2017 | shares									289,001,405
Increase (Decrease) in Stockholders' Equity
Net income/(loss)																			40,518								40,518
Share-based compensation												5,111															5,111
Share-based compensation (in shares) | shares									19,684,607
Accretion on redeemable non controlling interests to redemption value																			(1,025)								(1,025)
Accretions of convertible redeemable preferred shares to redemption value												(19,864)							(100,196)								(120,060)
Shareholder's contribution												1,298															1,298
Foreign currency translation adjustment																				¥ 231							231
Balance, end of the year at Dec. 31, 2018									¥ 184										(486,027)	231							(485,612)
Balance, end of the year (in shares) at Dec. 31, 2018 | shares									308,686,012
Increase (Decrease) in Stockholders' Equity
Net income/(loss)																			(25,755)		¥ (156)					$ (3,721,000)	(25,911)
Share-based compensation												64,387															64,387
Share-based compensation (in shares) | shares									1,609,789
Share repurchase													$ 2,561,468	¥ (2,333)													(2,333)
Share repurchase (in shares) | shares									(2,561,468)
Re-designation of ordinary shares into Class A and Class B ordinary shares upon initial public offering		¥ 81		¥ 66					¥ (147)
Re-designation of ordinary shares into Class A and Class B ordinary shares upon initial public offering (in shares) | shares	141,766,682	141,766,682	96,082,700	96,082,700					(237,849,382)
Re-designation of Preferred Shares into Class A ordinary shares upon initial public offering		¥ 508										1,877,739															1,878,247
Re-designation of Preferred Shares into Class A ordinary shares upon initial public offering (in shares) | shares	726,015,520	726,015,520
Re-designation of Series A-1 into Series B-3 convertible redeemable preferred shares												(1,409)							(25,378)								(26,787)
Re-designation of ordinary shares					¥ (10)	¥ (7)	¥ (11)	¥ (9)		¥ (1,157)	¥ (25,749)				¥ (28,799)	¥ (20,261)	¥ (284,224)	¥ (36,968)				¥ (29,966)	¥ (20,268)	¥ (309,984)	¥ (36,977)
Re-designation of ordinary shares (in shares) | shares					(17,215,818)	(11,643,239)	(28,480,894)	(12,545,000)
Share issuance upon initial public offering, net of issuance costs of		¥ 24										86,214															86,238
Share issuance upon initial public offering, net of issuance costs of US$ (in shares) | shares	34,500,000	34,500,000
Accretion on redeemable non controlling interests to redemption value																			(1,808)								(1,808)
Accretions of convertible redeemable preferred shares to redemption value																			(449,130)								(449,130)
Shareholder's contribution												242															242
Capital injection from non-controlling interests																					6,895						6,895
Foreign currency translation adjustment																				(3,285)							(3,285)
Balance, end of the year at Dec. 31, 2019	$ 902,282,202	¥ 613	$ 96,082,700	¥ 66								¥ 2,000,267		¥ (2,333)					¥ (1,358,350)	¥ (3,054)	¥ 6,739					$ 92,498,000	¥ 643,948
Balance, end of the year (in shares) at Dec. 31, 2019 | shares													2,561,468	2,561,468